Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 37,000	$ 34,346	$ 67,179	$ 68,348	$ 134,019
Cost of revenues	20,057	17,777	36,679	34,623	69,235
Gross profit	16,943	16,569	30,500	33,725	64,784
Research and development costs	4,754	3,803	8,884	7,727	16,331
Selling, general and administrative expenses	6,779	6,412	13,338	12,987	26,481
Total operating expenses	11,533	10,215	22,222	20,714	42,812
Operating income	5,410	6,354	8,278	13,011	21,972
Financial income, net	276	135	651	152	801
Income from continuing operations before taxes	5,686	6,489	8,929	13,163	22,773
Income tax expense	(378)	(463)	(841)	(1,110)	(1,950)
Net income from continuing operations	5,308	6,026	8,088	12,053	20,823
Income from discontinued operations
Income before tax expense		1,257		1,257	1,257
Income tax expense		(94)		(94)	(94)
Income from discontinued operations		1,163		1,163	1,163
Net income	$ 5,308	$ 7,189	$ 8,088	$ 13,216	$ 21,986
Net income per ordinary share:
Basic earnings from continuing operations	$ 0.14	$ 0.16	$ 0.21	$ 0.33	$ 0.55
Basic earnings from discontinued operations		0.03		0.03	0.03
Basic net earnings	0.14	0.19	0.21	0.36	0.58
Diluted earnings from continuing operations	0.13	0.16	0.20	0.32	0.54
Diluted earnings from discontinued operations		0.03		0.03	0.03
Diluted net earnings	$ 0.13	$ 0.19	$ 0.20	$ 0.35	$ 0.57
Weighted average number of ordinary shares outstanding (in thousands):
Basic	39,033	36,816	38,877	36,644	37,626
Diluted	39,945	37,734	39,785	37,476	37,432